Inventories (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Inventories (Details) [Line Items]
Cost of sales	$ 885,981	$ 1,483,711	$ 2,980,666	$ 5,627,419	$ 7,521,845	$ 5,310,718	$ 5,258,390
Written down value					$ 2,299,866	19,859	$ 17,115
As previously reported [Member]
Inventories (Details) [Line Items]
Cost of sales						$ 5,241,718